Leases	12 Months Ended
Apr. 30, 2024
Presentation of leases for lessee [abstract]
LEASES
11.
LEASES

The Company has leases for lab and office space, automobiles and one item of lab equipment. Each lease is reflected in the consolidated statement of financial position as a right-of-use asset and a lease liability. The Company classifies right-of-use assets in a consistent manner to its property and equipment. The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2025	2,444
2026	2,411
2027	2,408
2028	2,402
2029	2,104
More than 5 years	5,763
Total minimum lease payments	17,532
Less: imputed interest	(3,851)
Total present value of minimum lease payments	13,681
Less: Current portion	(1,563)
Non-current portion	12,118

Total cash outflow for leases during the year ended April 30, 2024 was $1.3 million (2023 - $1.3 and 2022 - $1.0 million).

The nature of the Company’s leases by type of right-of-use asset as of April 30, 2024 is as follows:

Right-of-use asset type	No. of right-of- use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	6 - 10 years	8 years	2	—	2	2
Automobiles	6	0.5 - 3 years	1 years	—	—	6	6

Right-of-use assets

The Company reviews long-lived assets with finite useful lives for impairment whenever circumstances indicate that the carrying amount of the asset may not be recoverable. During the year ended April 30, 2022, a significant change in the planned use of a right-of-use asset related to leased office space indicated possible impairment of the asset. Due to the nature of the leased space, the Company determined the recoverable amount to be nominal, and recorded an impairment charge of $0.2 million in general & administrative expense, the full carrying value of the asset.

During the year ended April 30, 2023, the Company recorded a right-of-use asset of $7.4 million upon commencement of a new lease at the Utrecht, the Netherlands location. The lease includes an initial term of five years, and a renewal option for an additional five years. The Company has determined that it is reasonably certain to exercise the renewal option.

During the year ended April 30, 2024, the Company recorded a right-of-use asset of $3.7 million upon commencement of a new lease at the Oss, the Netherlands location. The lease includes an initial term of five years, and a renewal option. The Company has determined that it is reasonably certain to exercise the renewal option.

During the year ended April 30, 2024, the Company recorded a right-of-use asset of $3.5 million upon commencement of a new lease at the Victoria, the Canadian location. The lease includes an initial term of ten years.

The changes in the value of right-of-use assets during the years ended April 30, 2024, 2023 and 2022 are as follows:

(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2022	2,586	239	651	3,476
Additions	7,593	—	—	7,593
Disposals	(1,290)	(95)	(687)	(2,072)
Foreign exchange	196	23	36	255
Balance, April 30, 2023	9,085	167	—	9,252
Additions	7,826	1	—	7,827
Disposals	(1,634)	—	—	(1,634)
Foreign exchange	(133)	(3)	—	(136)
Balance, April 30, 2024	15,144	165	—	15,309

Accumulated Depreciation:
Balance, April 30, 2022	1,736	46	460	2,242
Depreciation	1,109	58	198	1,365
Disposals	(1,274)	(57)	(507)	(1,838)
Foreign exchange	181	10	(151)	40
Balance, April 30, 2023	1,752	57	—	1,809
Depreciation	1,723	56	—	1,779
Disposals	(1,606)	—	—	(1,606)
Foreign exchange	(38)	(1)	—	(39)
Balance, April 30, 2024	1,831	112	—	1,943

Net Book Value:
April 30, 2023	7,333	110	—	7,443
April 30, 2024	13,313	53	—	13,366

Lease payments not recognized as a liability

The Company has elected not to recognize a lease liability for leases with an expected term of 12 months or less. Additionally, certain variable lease payments are not permitted to be recognized as lease liabilities and are recognized in profit and loss as incurred. The expense relating to payments not included in the measurement of the lease liability during the years ended April 30, 2024, 2023 and 2022 are as follows:

(in thousands)	2024 $	2023 $
Leases of low value assets	7	40
Variable lease payments	467	215
	474	255